Other current assets	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets

	2021	2020
	$	$

Restricted cash	7,749	1,829
Prepaid expenses and deposits	10,458	4,048
Commission asset	4,000	3,938
Other	1,964	612

Total other current assets	24,171	10,427